Income Taxes	9 Months Ended	12 Months Ended
	Oct. 01, 2011	Dec. 31, 2010	Dec. 31, 2009 Ergotron, Inc	Dec. 31, 2008 Ergotron, Inc
INCOME TAXES

(F)	INCOME TAXES

The Company provided for income taxes on an interim basis based upon the estimated annual effective tax rate for 2011 and 2010. The following reconciles the federal statutory income tax rate to the effective tax rate of approximately 29.4% and 72.0% for the first nine months of 2011 and 2010, respectively:

	For the First Nine Months of
	2011	2010

Income tax at the federal statutory rate	35.0%	35.0%
Net change from federal statutory rate:
Tax benefit from capitalized research and development costs	—	95.8
Increase in valuation allowance related to deferred tax assets	(8.6)	(53.3)
(Increase) decrease in uncertain tax positions, including interest	(0.5)	9.9
State income tax benefit, net of federal income tax effect	4.8	(2.2)
Tax effect resulting from foreign activities	(0.4)	(10.8)
Non-deductible expenses	(0.8)	(1.2)
Other, net	(0.1)	(1.2)

Income tax at effective rate	29.4%	72.0%

The increase in valuation allowance relates to losses of certain foreign subsidiaries and losses in certain domestic jurisdictions. The Company has determined that based on the history of losses at these subsidiaries, a valuation allowance is required for these loss carry-forwards since it is more likely than not that these loss carry-forwards will not be realized.

As of January 1, 2011, the Company had a liability of approximately $21.2 million for unrecognized tax benefits related to various federal, foreign and state income tax matters. As a result of additional provisions to the reserve during the first nine months of 2011, the liability for uncertain tax positions at October 1, 2011 was approximately $23.3 million. The liability for uncertain tax positions is included in other long-term liabilities on the accompanying unaudited condensed consolidated balance sheet. The corresponding amount of gross uncertain tax benefits was approximately $24.3 million and $21.9 million at October 1, 2011 and December 31, 2010, respectively.

The amount of uncertain tax positions that will impact the Company’s effective tax rate is approximately $13.0 million. The difference between the total amount of uncertain tax positions and the amount that will impact the effective tax rate represents the federal tax effect of state tax items and items that offset temporary differences.

As of October 1, 2011, the Company had approximately $1.7 million in unrecognized benefits relating to various state tax issues, for which the statute of limitations is expected to expire in the fourth quarter of 2011.

As of December 31, 2010, the Company had accrued liabilities of approximately $3.0 million for interest related to uncertain tax positions. As of October 1, 2011, the total amount of accrued interest related to uncertain tax positions was approximately $4.0 million. The Company accounts for interest and penalties related to uncertain tax positions as part of its provision for federal and state taxes.

7.	INCOME TAXES

The following is a summary of the components of (loss) earnings before (benefit) provision for income taxes for the periods presented:

	Successor		Predecessor

			Jan. 1, 2009 -
	Jan. 1, 2010 -	Dec. 20, 2009 -	Dec. 19, 2009	Jan. 1, 2008 -
	Dec. 31, 2010	Dec. 31, 2009	(Restated)	Dec. 31, 2008
		(Amounts in millions)
Domestic	$(28.8)	$(4.3)	$266.3	$(777.4)
Foreign	3.8	(0.5)	14.0	23.6

	$(25.0)	$(4.8)	$280.3	$(753.8)

The following is a summary of the (benefit) provision for income taxes included in the accompanying consolidated statement of operations for the periods presented:

	Successor		Predecessor

	Jan. 1, 2010 -	Dec. 20, 2009 -	Jan. 1, 2009 -	Jan. 1, 2008 -
	Dec. 31, 2010	Dec. 31, 2009	Dec. 19, 2009	Dec. 31, 2008
	(Amounts in millions)
Federal income taxes:
Current	$0.3	$—	$0.7	$—
Deferred	(18.8)	(1.3)	65.2	11.1

	(18.5)	(1.3)	65.9	11.1
Foreign	6.5	0.1	10.4	14.0
State	0.4	(0.2)	8.7	1.8

	$(11.6)	$(1.4)	$85.0	$26.9

Income tax payments, net of refunds, in the year ended December 31, 2010, the 2009 Successor Period, the 2009 Predecessor Period and the year ended December 31, 2008 were approximately $18.4 million, $0.2 million, $12.8 million and $10.7 million, respectively.

The table that follows reconciles the federal statutory income tax dollar amount to the actual income tax (benefit) provision for the periods presented.

	Successor		Predecessor

			Jan. 1, 2009 -
	Jan. 1, 2010 -	Dec. 20, 2009 -	Dec. 19, 2009	Jan. 1, 2008 -
	Dec. 31, 2010	Dec. 31, 2009	(Restated)	Dec. 31, 2008
		(Amounts in millions)
Income tax at the federal statutory rate	$(8.8)	$(1.7)	$98.1	$(263.8)
Net change from statutory rate:
Impact of fresh-start accounting adjustments and debt forgiveness	—	—	(97.8)	—
State income tax provision, net of federal income tax effect	0.3	(0.1)	5.7	1.8
Goodwill impairment	—	—	68.8	244.4
Increase in valuation allowance	5.1	—	—	35.4
Non-deductible expenses, net	2.8	—	—	1.0
Tax effect resulting from foreign activities and foreign dividends	0.2	0.4	10.4	11.1
Uncertain tax positions	(1.8)	—	(0.2)	(3.3)
Tax benefit for capitalized R&D costs	(9.9)	—	—	—
Other, net	0.5	—	—	0.3

	$(11.6)	$(1.4)	$85.0	$26.9

The table that follows reconciles the federal statutory income tax rate to the effective tax rate for the periods presented:

	Successor		Predecessor

			Jan. 1, 2009 -
	Jan. 1, 2010 -	Dec. 20, 2009 -	Dec. 19, 2009	Jan. 1, 2008 -
	Dec. 31, 2010	Dec. 31, 2009	(Restated)	Dec. 31, 2008
Effective tax rate%:
Income tax at the federal statutory rate	35.0%	35.0%	35.0%	35.0%
Net change from statutory rate:
Impact of fresh-start accounting adjustments and debt forgiveness	—	—	(34.9)	—
State income tax provision, net of federal income tax effect	(1.0)	2.1	2.0	(0.2)
Goodwill impairment	—	—	24.5	(32.4)
Increase in valuation allowance	(20.2)	—	—	(4.7)
Non-deductible expenses, net	(11.2)	—	—	(0.1)
Tax effect resulting from foreign activities and foreign dividends	(0.9)	(8.3)	3.7	(1.5)
Uncertain tax positions	7.1	—	—	0.4
Tax benefit for capitalized R&D costs	39.7	—	—	—
Other, net	(2.1)	0.4	—	(0.1)

	46.4%	29.2%	30.3%	(3.6)%

The tax effect of temporary differences which give rise to significant portions of deferred income tax assets and liabilities as of December 31, 2010 and 2009 are as follows:

	December 31,
	2010	2009
	(Amounts in millions)

Prepaid Income Tax Assets (classified current)
Arising From:
Accounts receivable	$4.9	$4.3
Inventories	(4.8)	(3.7)
Insurance reserves	2.9	4.9
Warranty accruals	9.5	9.7
Valuation allowances	(1.0)	—
Other reserves and assets, net	5.4	10.2

	$16.9	$25.4

Deferred Income Tax Assets (Liabilities)
(classified non-current)
Arising From:
Property and equipment, net	$(25.6)	$(27.6)
Intangible assets, net	(236.8)	(166.0)
Pension and other benefit accruals	14.4	13.4
Insurance reserves	20.5	9.0
Warranty accruals	9.7	7.7
Net loss and credit carry forwards	17.1	23.8
Other reserves and assets, net	23.3	7.5
Valuation allowance	(20.4)	(27.4)
Tax deductible Goodwill	45.1	47.0

	$(152.7)	$(112.6)

In connection with the filing of the Company’s U.S. federal tax return for the period ended December 17, 2009 in the third quarter of 2010, the Company made an election to capitalize for tax purposes research and development costs. This election resulted in the creation of a deferred tax asset that will be amortized over a 10 year period. As a result of this election, the Company recorded a deferred tax benefit of approximately $10.9 million, including a state tax benefit of approximately $1.0 million, in 2010.

As of December 31, 2009, as a result of income and related deferred tax liabilities recognized through fresh-start accounting, the Company determined that a valuation allowance was no longer required for most of its domestic deferred tax assets. The Company has sufficient reversing deferred tax liabilities available so that it is more likely than not that its deferred tax assets will be realized. The Company continues to maintain a valuation allowance for foreign net operating loss carryforwards, certain state net operating loss carryforwards and for certain deferred tax assets that, if recognized, would result in capital losses. The current year net decrease in the valuation allowance is primarily related to current year losses of certain foreign subsidiaries and losses in certain domestic jurisdictions, offset by a decrease in the valuation allowance related to a write-off of net operating losses and corresponding valuation allowance in connection with the shutting down of the Company’s subsidiary, Imerge Limited . The Company has determined that based on the history of losses at these subsidiaries, a valuation allowance is required for these loss carry-forwards since it is more likely than not that these loss carry-forwards will not be realized.

As of December 17, 2009, all of the Company’s federal net operating losses and federal credit carryforwards had been reduced to zero by the income from the discharge of indebtedness that was excluded from federal taxable income.

At December 31, 2010, the Company has not provided United States income taxes or foreign withholding taxes on unremitted foreign earnings of approximately $53.5 million as those amounts are considered indefinitely invested. The Company has provided U.S. income taxes and foreign withholding taxes on approximately $8.4 million of unremitted foreign earnings which are not indefinitely invested.

The Company has approximately $49.1 million of foreign net operating loss carry-forwards that if utilized would offset future foreign tax payments. Approximately $22.6 million of these foreign net operating losses have an indefinite carry-forward period and the remaining foreign net operating losses will expire at various times beginning in 2013.

A reconciliation of the beginning and ending amounts of unrecognized tax benefits for the years ended December 31, 2010 and 2009 is as follows:

	December 31,
	2010	2009
	(Amounts in millions)

Balance at January 1,	$22.9	$28.6
Gross increases related to positions taken in the current year	1.9	4.7
Gross increases related to positions taken in prior periods	—	1.4
Increases related to acquisitions	3.4	—
Decreases related to adjustment of prior period items	—	(2.2)
Decreases related to settlements with taxing authorities	(2.1)	—
Decreases related to fresh-start accounting adjustments	—	(5.6)
Decreases due to lapse of statutes of limitation related to state tax and foreign items	(4.2)	(4.0)

Balance at December 31,	$21.9	$22.9

As of January 1, 2010, the Company had a liability of approximately $22.0 million for unrecognized tax benefits related to various federal, foreign and state income tax matters. As a result of additional provisions to the reserve during the year ended December 31, 2010 and reversals discussed below, the liability for uncertain tax positions at December 31, 2010 was approximately $21.2 million. The liability for uncertain tax positions is included in other long-term liabilities on the accompanying consolidated balance sheet. The corresponding amount of gross uncertain tax benefits was approximately $21.9 million and $22.9 million at December 31, 2010 and 2009, respectively.

The amount of uncertain tax positions that will impact the Company’s effective tax rate is approximately $11.2 million. The difference between the total amount of uncertain tax positions and the amount that will impact the effective tax rate represents the federal tax effect of state tax items and items that offset temporary differences.

As of December 31, 2010, the Company has approximately $2.4 million in unrecognized benefits relating to various state tax issues, for which the statute of limitations is expected to expire in 2011. The current period tax provision includes a reversal of approximately $4.2 million of state reserves as a result of the lapsing of the statute of limitations during the year.

As of December 31, 2009, the Company had accrued liabilities of approximately $3.8 million for interest related to uncertain tax positions. As of December 31, 2010, the total amount of accrued interest related to uncertain tax positions was approximately $3.0 million. The Company accounts for interest and penalties related to uncertain tax positions as part of its provision for federal and state taxes. The Company has included a benefit of approximately $0.7 million as part of its 2010 tax provision related to a reduction of interest on uncertain tax positions and also made interest payments of approximately $0.1 million. Included in the Company’s 2009 and 2008 tax provisions are benefits of approximately $0.7 million and $1.6 million, respectively, related to reductions in interest on uncertain tax positions.

In the third quarter of 2010, the Company reached a settlement related to an income tax and VAT audit related to one of its foreign subsidiaries. The total amount that the Company paid in connection with this settlement was approximately $1.7 million, of which approximately $0.9 million related to income taxes and approximately $0.8 million related to VAT. The approximate $0.8 million related to VAT was recorded within selling, general and administrative expense, net in the accompanying 2010 consolidated statement of operations. The Company had previously established income tax reserves for these uncertain income tax positions totaling approximately $2.3 million, including interest. The income tax provision for the year ended December 31, 2010 includes a reduction in these reserves of approximately $1.4 million.

The Company and its subsidiaries federal, foreign and state income tax returns are generally subject to audit for all tax periods beginning in 2007 through the present year.

NOTE H —	INCOME TAXES

Income tax expense consisted of the following for the year ended December 31:

2009

Current:
Federal	$2,247,880
State and foreign	1,502,454

Current portion of income tax expense	3,750,334

Deferred:
Federal	1,233,020
State and foreign	121,292

Deferred portion of income tax expense	1,354,312

$5,104,646

A reconciliation of income tax expense to the amount computed using the U.S. federal statutory tax rate of 34% is as follows for the year ended December 31:

2009

Income taxes computed at the statutory rate of 34%	$5,629,047
State and foreign income taxes — net of federal benefit	(555,409)
Excluded foreign income	577
Patent amortization	155,983
Research and development credits	(175,000)
Stock-based compensation	65,391
Other	(15,943)

Total income tax expense	$5,104,646

Amounts and types of temporary differences creating current and non-current deferred income tax assets and liabilities are as follows at December 31:

2009

Current:
Royalties and compensation	$139,920
Accounts receivable allowances	866,922
Accrued warranty and accounts payable	539,104
Inventory valuation	480,033
Other	(99,225)

Net deferred income tax asset	$1,926,754

Non-current:
Depreciation	$379,145
Net operating losses of foreign subsidiaries	33,998
Amortization	46,263

Net deferred income tax asset	$459,406

NOTE I —	INCOME TAXES

Income tax expense (benefit) consisted of the following for the year ended December 31:

	2008	2007

Current:
Federal	$1,217,293	$2,321,573
State and foreign	1,273,031	145,848

Current portion of income tax expense	2,490,324	2,467,421

Deferred:
Federal	(1,969,929)	36,427
State and foreign	(249,424)	152

Deferred portion of income tax expense (benefit)	(2,219,353)	36,579

	$270,971	$2,504,000

A reconciliation of income tax expense to the amount computed using the U.S. federal statutory tax rate of 34% is as follows for the year ended December 31:

	2008	2007

Income taxes computed at the statutory rate of 34%	$600,168	$2,780,622
State and foreign income taxes — net of federal benefit and change in valuation allowance	(278,394)	(3,372)
Excluded foreign income	(57,469)	(278,974)
Patent amortization	151,526	151,526
Research and development credits	(299,522)	(122,000)
Stock-based compensation	56,703	(159,843)
Other	97,959	136,041

Total income tax expense	$270,971	$2,504,000

Amounts and types of temporary differences creating current and non-current deferred income tax assets and liabilities are as follows at December 31:

2008

Current:
Royalties and compensation	$175,556
Accounts receivable allowances	879,686
Accrued warranty and accounts payable	1,020,869
Inventory valuation	484,109
Other	(264,268)

Net deferred income tax asset	$2,295,952

Non-current:
Deferred compensation	$85,694
Depreciation	(106,019)
Accounts payable	1,314,127
Net operating losses of foreign subsidiaries	42,390
Amortization	56,327

Net deferred income tax asset	$1,392,519

Management established a valuation allowance for net operating losses of a foreign subsidiary at December 31, 2007 as the realization of the related future tax benefits was uncertain. During 2008, the nature of the business activities of the subsidiary changed resulting in the lapse of any future tax benefit of the losses under the laws of the applicable tax jurisdiction.